Financial Liabilities - 2026 Convertible Notes Interest Expense Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Liabilities
Amortization of debt discount and debt issuance costs	$ 4,159	$ 2,407
1.5% Convertible Senior Subordinated Notes due 2026 | Convertible Debt [Member]
Financial Liabilities
Stated coupon interest	3,450	3,450
Amortization of debt discount and debt issuance costs	1,341	1,313
Total Interest expense	$ 4,791	$ 4,763